SIGNIFICANT ACCOUNTING POLICIES: Provisions policy (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Provisions policy

Provisions

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.